RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available For Benefits (Details) - EBP 002 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 80,410	$ 73,910
Amounts allocated to withdrawing Members	(73)	(76)
Net assets available for benefits per Form 5500	$ 80,337	$ 73,834